Derivative Liabilities and Collateral Pledged (Details) - USD ($)		Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Gross amounts of recognized liabilities		$ 108,339,000	$ 119,239,000
Derivative Liabilities not subject to master netting agreements		8,300,000	7,300,000
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized liabilities	[1]	100,002,000	111,963,000
Gross amounts offset in the Statement of Condition	[1]	0	0
Net amounts of liabilities presented in the Statement of Condition	[1],[2]	100,002,000	111,963,000
Derivative assets available for offset	[1]	(9,972,000)	(15,768,000)
Collateral pledged	[1]	(62,172,000)	(78,390,000)
Net amount	[1]	$ 27,858,000	$ 17,805,000

[1]	2015 and 2014 are comprised entirely of interest rate derivative contracts.
[2]	In cluded in Derivative l iabilities on the Consolidated Statements of Condition. As of December 31 , 201 5 and 201 4 , $ 8 . 3 million and $ 7.3 million, respectively, of derivative liabilities (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.